Inventory (narrative) (detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Inventory Disclosure [Abstract]
Inventory, LIFO Reserve, Effect on Income, Net	$ 2,738,000	$ 30,771,000	$ 5,104,000
Effect of LIFO Inventory Liquidation on Income		$ 2,899,000
Effect Of LIFO Earnings Per Share Basic	$ 0.24	$ 2.53	$ 0.42
Effect Of LIFO Earnings Per Share Diluted	$ 0.24	$ 2.52	$ 0.42